UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22763

CPG Carlyle Commitments Fund, LLC

(Exact name of registrant as specified in charter)

805 Third Avenue

New York, New York 10022

(Address of principal executive offices) (Zip code)

Mitchell A. Tanzman

c/o Central Park Advisers, LLC

805 Third Avenue

New York, New York 10022

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 317-9200

Date of fiscal year end: March 31

Date of reporting period: December 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is attached herewith.

CPG Carlyle Commitments Fund, LLC

Schedule of Investments (Unaudited)

December 31, 2018

CPG Carlyle Commitments Fund, LLC (a)

Investment in CPG Carlyle Commitments Master Fund, LLC, at value - 100.14% (b)	$1,105,731,586
Liabilities in excess of other assets - (0.14%)	(1,564,746)
Net Assets - 100.00%	$1,104,166,840

(a)	Invests the majority of its assets in CPG Carlyle Commitments Master Fund, LLC.
(b)	Categorized as Level 3 investment.

The Schedule of Investments of CPG Carlyle Commitments Master Fund, LLC is included below.

CPG Carlyle Commitments Master Fund, LLC

Consolidated Schedule of Investments (Unaudited)

December 31, 2018

	Geographic Region	Cost	Fair Value
Investment Funds - 83.31%
Co-Investments - 15.62%
Carlyle Beacon Partners, L.P. [a,b]	Asia/Pacific	$10,236,671	$10,235,823
Carlyle Eagle Coinvestment, L.P. [a,b]	North America	9,045,894	10,433,251
Carlyle ECI Coinvestment, L.P. [a,b]	North America	501,565	996,187
Carlyle Fourmi Co-Investment, L.P. [a,b]	Asia/Pacific	15,428,746	13,638,637
Carlyle Havasu Coinvestment, L.P. [a]	North America	7,235,350	6,502,672
Carlyle Interlink Coinvestment, L.P. [a,b]	North America	3,020,856	2,371,936
Carlyle Mars Partners, L.P. [a,b]	Asia/Pacific	3,098,645	2,403,966
Carlyle PIB Coinvestment, L.P. [a,b]	Europe	17,298,291	20,816,275
Carlyle RDSL Coinvestment, L.P. [a,b]	South America	13,609,511	19,425,703
Carlyle Sapphire Partners, L.P. [a,b]	North America	9,180,000	9,606,345
Carlyle Thunder Coinvestment, L.P. [a,b]	North America	5,034,925	5,008,977
CEMOF II Master Co-Investment Partners, L.P. [a]	North America	12,040,352	13,360,805
CSP III Canaveral Co-investment (Cayman), L.P. [a,b]	North America	4,215,561	3,048,590
CSP III Magellan Co-investment (Cayman), L.P. [a,b]	North America	4,519,908	3,644,521
Nash Coinvestment, L.P. [a]	Africa	8,706,468	11,718,223
Neptune Coinvestment, L.P. [a]	Europe	7,529,620	13,717,140
Reciprocal Capital Holdings LLC [a,b]	Asia/Pacific	13,878,584	21,691,035
Ripley Cable Holdings I, L.P. [a,b]	Asia/Pacific	—	212,346
Riverstone Fieldwood Partners, L.P. [a,b]	North America	7,009,249	824,425
Riverstone Fieldwood Partners-D, L.P. [a,b]	North America	1,216,629	3,052,986
Total Co-Investments		152,806,825	172,709,843

Primary Investments - 26.18%
AlpInvest Co-Investment Fund (Onshore) VII, L.P. [a]	North America	16,160,355	16,656,700
Carlyle Asia Growth Partners V, L.P. [a,b]	Asia/Pacific	6,144,458	6,391,248
Carlyle Asia Partners IV, L.P. [a]	Asia/Pacific	56,274,398	57,169,231
Carlyle Asia Partners V, L.P. [a,b]	Asia/Pacific	8,285,912	7,048,781
Carlyle Europe Partners V, L.P. [a,b]	Europe	—	(745,628)
Carlyle Europe Technology Partners III, L.P. [a,b]	Europe	20,505,985	21,952,328
Carlyle Global Financial Services Partners II, L.P. [a]	Global	29,260,484	30,426,213
Carlyle Global Financial Services Partners III, L.P. [a,b]	Global	4,248,364	4,083,905
Carlyle International Energy Partners, L.P. [a]	Global	19,095,562	23,010,331
Carlyle Partners VI, L.P. [a]	North America	17,471,759	18,330,648
Carlyle Partners VII, L.P. [a,b]	North America	6,173,173	1,810,365
Carlyle Property Investors, L.P. [a,b]	North America	26,336,929	26,336,929
Carlyle Strategic Partners III, L.P. [a]	North America	6,765,352	5,895,823
Carlyle Structured Credit Fund, L.P. [a]	North America	14,315,293	14,262,163
Golub Capital Partners 10, L.P. [a]	North America	26,250,000	27,105,646
JLL Partners Fund VII, L.P. [a,b]	North America	15,401,789	18,663,189
TCG BDC, Inc. [a]	North America	16,527,457	11,107,908
Total Primary Investments		289,217,270	289,505,780

CPG Carlyle Commitments Master Fund, LLC

Consolidated Schedule of Investments (Continued)(Unaudited)

December 31, 2018

	Geographic Region	Cost	Fair Value
Secondary Investments - 41.51%
Aberdeen Venture Partners IV, L.P. [a]	North America	$—	$399,268
Abraaj Private Equity Fund IV L.P. [a]	Middle East/North Africa	7,543,083	4,930,828
Audax Private Equity Fund, L.P. [a,b]	North America	—	7,099
BlueCrest Strategic Limited [a,b]	North America	154,513	120,650
Brazil Buyout Coinvestment, L.P. [a,b]	South America	135,219	103,208
Caliburn Strategic Fund [a,b]	Europe	369,280	539,958
Canyon Distressed Opportunity Fund (Cayman), L.P. [a,b]	North America	—	44,963
Canyon Distressed Opportunity Fund (Delaware), L.P. [a,b]	North America	—	91,381
Carlyle Asia Growth Partners III, L.P. [a,b]	Asia/Pacific	1,886,007	416,945
Carlyle Asia Growth Partners III Coinvestment, L.P. [a,b]	Asia/Pacific	313	49,103
Carlyle Asia Growth Partners IV, L.P. [a,b]	Asia/Pacific	25,653,813	14,591,754
Carlyle Asia Growth Partners IV Coinvestment, L.P. [a,b]	Asia/Pacific	468,572	127,444
Carlyle Asia Partners II, L.P. [a,b]	Asia/Pacific	127,118	374,924
Carlyle Asia Partners II Coinvestment, L.P. [a]	Asia/Pacific	297,919	27,478
Carlyle Asia Partners III, L.P. [a]	Asia/Pacific	3,991,065	3,986,386
Carlyle Asia Partners III Coinvestment, L.P. [a]	Asia/Pacific	929,729	314,354
Carlyle Asia Partners IV, L.P. [a]	Asia/Pacific	2,116,817	1,897,227
Carlyle Asia Partners IV Access Fund, L.L.C. [a,b]	Asia/Pacific	4,615,647	4,736,710
Carlyle Asia Structured Credit Opportunities Fund, L.P. [a]	Asia/Pacific	2,782,284	2,756,428
Carlyle Cardinal Ireland Fund, L.P. [a,b]	Europe	383,710	601,876
Carlyle Energy Mezzanine Opportunities Fund, L.P. [a]	North America	7,189,125	5,617,842
Carlyle Europe Partners II, L.P. [a,b]	Europe	3,232,949	1,326,637
Carlyle Europe Partners II Coinvestment, L.P. [a]	Europe	757,210	99,075
Carlyle Europe Partners II Investment Holdings, L.P. - Ensus II [a,b]	Europe	179,992	99,226
Carlyle Europe Partners III, L.P. [a,b]	Europe	6,620,002	5,733,515
Carlyle Europe Partners III Investment Holdings, L.P. [a,b]	Europe	3,815,482	912,026
Carlyle Europe Partners IV, L.P. [a]	Europe	1,020,632	1,182,615
Carlyle Europe Technology Partners Coinvestment, L.P. [a,b]	Europe	—	29
Carlyle Europe Technology Partners II, L.P. [a,b]	Europe	124,439	285,998
Carlyle Europe Technology Partners II Coinvestment, L.P. [a,b]	Europe	213,596	47,917
Carlyle Global Financial Services Partners, L.P. [a]	Global	6,738,138	4,339,860
Carlyle Global Financial Services Partners Coinvestment, L.P. [a,b]	Global	231,812	59,881
Carlyle Global Financial Services Partners II, L.P. [a]	Global	6,569,874	7,275,060
Carlyle Global Financial Services Partners II Coinvestment, L.P. [a,b]	Global	—	183
Carlyle Infrastructure Partners, L.P. [a]	North America	4,172,866	2,727,734
Carlyle International Energy Partners, L.P. [a]	Global	4,841,481	5,369,078
Carlyle Japan Partners II, L.P. [a,b]	Asia/Pacific	—	839,857
Carlyle Japan Partners II Coinvestment, L.P. [a,b]	Asia/Pacific	854,948	68,903
Carlyle MENA Partners, L.P. [a,b]	Middle East/North Africa	375,892	369,326
Carlyle Mezzanine Partners II, L.P. [a,b]	North America	7,426,315	746,478
Carlyle Partners IV, L.P. [a,b]	North America	3,211,587	3,720,661
Carlyle Partners IV Coinvestment, L.P. [a,b]	North America	674,236	229,179
Carlyle Partners V, L.P. [a]	North America	42,546,765	44,486,932
Carlyle Partners V Coinvestment, L.P. [a]	North America	4,862,566	1,066,080
Carlyle Partners V Coinvestment (Cayman), L.P. [a]	North America	1,450,360	496,582
Carlyle Partners VI, L.P. [a]	North America	21,822,065	25,487,426
Carlyle Partners VI Coinvestment A (Cayman), L.P. [a,b]	North America	227,863	250,478
Carlyle Realty Partners V, L.P. [a]	North America	1,616,864	1,501,127

CPG Carlyle Commitments Master Fund, LLC

Consolidated Schedule of Investments (Continued)(Unaudited)

December 31, 2018

	Geographic Region	Cost	Fair Value
Secondary Investments - 41.51% (Continued)
Carlyle Realty Partners VI, L.P. [a]	North America	$163,800	$143,235
Carlyle/Riverstone Global Energy and Power Fund III, L.P. [a,b]	North America	2,400,519	917,961
Carlyle South America Buyout Fund, L.P. [a]	South America	3,221,172	4,070,753
Carlyle Strategic Partners II, L.P. [a,b]	North America	4,306,867	2,401,828
Carlyle Strategic Partners II Coinvestment, L.P. [a,b]	North America	691,977	383,640
Carlyle Strategic Partners III, L.P. [a]	North America	350,855	421,131
Carlyle Strategic Partners III Coinvestment, L.P. [a,b]	North America	229,183	236,820
Carlyle U.S. Equity Opportunity Fund [a]	North America	2,748,333	2,855,443
Carlyle U.S. Equity Opportunity Fund II, L.P. [a]	North America	1,264,515	1,209,921
Carlyle U.S. Equity Opportunity Fund Coinvestment, L.P. [a]	North America	83,226	53,736
Carlyle U.S. Growth Fund III, L.P.	North America	—	23,416
Carlyle Venture Partners II Coinvestment, L.P. [a,b]	North America	260,145	441,653
Carlyle Venture Partners III Coinvestment, L.P. [a,b]	North America	130,042	45,489
Cerberus Institutional Overseas III, Ltd. [a,b]	North America	—	115,026
Cerberus Institutional Overseas IV, Ltd. [a,b]	North America	1,940,819	2,181,916
Cerberus Institutional Partners III, L.P. [a,b]	North America	—	777,571
Cerberus International, Ltd. Class A [a,b]	North America	1,411,251	1,636,100
Cerberus International SPV, Ltd. Class A [a,b]	North America	3,182,694	3,682,295
Cerberus International SPV, Ltd. Class B-8 [a,b]	North America	1,048,287	2,183,416
Euro Wagon II, L.P. [a]	Europe	—	492,963
Francisco Partners, LP [a,b]	North America	83,973	43,272
Garrison Opportunity Fund II A LLC [a,b]	North America	8,128,167	11,029,212
Garrison Opportunity Fund LLC - Series A [a,b]	North America	19,582	19,723
Garrison Opportunity Fund LLC - Series C [a,b]	North America	12,064	14,483
Harbinger Class L Holdings (Cayman), Ltd. [a,b]	North America	148,676	123,294
Harbinger Class PE Holdings (Cayman), Ltd. [a,b]	North America	619,493	442,630
JLL Partners Fund V, L.P. [a,b]	North America	5,437,358	5,722,863
Laverne Buyer Holdings I, LLC [a,b]	North America	1,992,332	4,319,322
Laverne Buyer Holdings II, LLC [a,b]	North America	699,311	1,729,358
Laverne Buyer Holdings III, LLC [a,b]	North America	7,063,214	10,176,973
Laverne Buyer Holdings IV, LLC [a,b]	North America	2,650,309	14,188,774
Laverne Buyer Holdings V, LLC [a,b]	North America	2,172,128	2,867,699
LSVP VI Trust [a,b]	North America	—	29,156
Madison Dearborn Capital Partners IV [a,b]	North America	122,757	177,938
MENA Coinvestment, L.P. [a,b]	Middle East/North Africa	384,503	251,435
Mexico Coinvestment, L.P. [a,b]	North America	8	1,826
New Enterprise Associates 9, L.P. [a,b]	North America	26,424	118,632

CPG Carlyle Commitments Master Fund, LLC

Consolidated Schedule of Investments (Continued)(Unaudited)

December 31, 2018

	Geographic Region	Cost	Fair Value
Secondary Investments - 41.51% (Continued)
New Enterprise Associates 10, L.P. [a,b]	North America	$365,255	$707,883
Newport Global Opportunities Fund, L.P. [a,b]	North America	23,001,201	19,723,834
Passero 18, L.P. [a]	North America	13,333,203	13,451,051
PIMCO Bravo Fund Onshore Feeder I, L.P. [a,b]	North America	15,306	124,487
PIMCO Bravo Fund, L.P. [a,b]	North America	102,128	1,029,637
Riverstone/Carlyle Global Energy and Power Fund IV, L.P. [a]	North America	10,352,242	7,314,022
Riverstone/Carlyle Renewable and Alternative Energy Fund II, L.P. [a]	North America	1,954,488	2,091,370
Riverstone Global Energy and Power Fund V, L.P. [a]	North America	16,721,586	15,282,539
SCP Private Equity Fund I, L.P. [a,b]	North America	394,289	458,207
SCP Real Assets Fund I, L.P. [a,b]	North America	48,939	57,236
Sevin Rosen Fund VIII, L.P. [a,b]	North America	26,494	62,803
Strategic Value Global Opportunities Feeder Fund 1-A, L.P. [a,b]	North America	1,832,025	3,960,990
Strategic Value Global Opportunities Fund 1-A, L.P. [a,b]	North America	122,510	260,340
Strategic Value Global Opportunities Master Fund, L.P. [a,b]	North America	—	68,490
Strategic Value Special Situations Feeder Fund, L.P. [a,b]	North America	5,938,852	19,105,170
Strategic Value Special Situations Fund, L.P. [a,b]	North America	504,804	1,599,560
Styx International, Ltd. Series 1 [a,b]	North America	576,749	661,436
Styx International, Ltd. Series 4 [a,b]	North America	271,940	311,870
Styx International, Ltd. Series 5 [a,b]	North America	125,947	144,441
SVRF (Offshore) Holdings Ltd. [a,b]	North America	23,928	26,789
Taylor Buyer Holdings, LLC [a,b]	North America	66,827	189,545
Three Arch Capital, L.P. [a,b]	North America	56,287	643
Varde Investment Partners L.P. [a,b]	North America	—	410
Warburg Pincus China L.P. [a,b]	Asia/Pacific	6,207,794	6,752,419
Warburg Pincus Energy L.P. [a]	Asia/Pacific	2,149,989	2,693,684
Warburg Pincus XI (Asia), L.P. [a]	Asia/Pacific	49,027,183	50,328,621
Warrior Buyer Holdings, LLC	North America	41,272,923	72,575,386
WLR Recovery IV, L.P. [a,b]	North America	2,090,481	14,038,716
Total Secondary Investments		411,809,502	459,010,171
Total Investment Funds		$853,833,597	$921,225,794

Direct Investments - 0.23%
Interlink Maritime Corp.[b,c]	North America	3,000,000	2,526,596
Total Direct Investments		$3,000,000	$2,526,596

Common Stock - 0.34%
Builders Firstsource, Inc.[b]		5,643,793	3,808,190
Total Common Stock		$5,643,793	$3,808,190

Asset-Backed Investments - 3.87%
Carlyle Global Market Strategies, Series 2017-2A, Class A2A, 4.46%, 7/20/2031		29,000,000	28,144,477
Carlyle Global Market Strategies, Series 2017-2A, Class B, 5.16%, 7/20/2031		15,000,000	14,587,955
Total Asset-Backed Investments		$44,000,000	$42,732,432

CPG Carlyle Commitments Master Fund, LLC

Consolidated Schedule of Investments (Continued)(Unaudited)

December 31, 2018

	Geographic Region	Cost	Fair Value
Short-Term Investments - 16.71%
Certificate of Deposit - 4.52%
Bank of America N.A., 2.83%, 5/1/2019		25,000,000	25,002,975
Bank of America N.A., 2.46%, 1/28/2019		25,000,000	24,998,525
Total Certificate of Deposit		50,000,000	50,001,500

Money Market Funds - 12.19%
Dreyfus Cash Management, Class I, 2.53% [d]		18,929,847	18,937,223
Fidelity Institutional Prime Money Market Portfolio, Class I, 2.47% [d]		37,880,393	37,880,393
Goldman Sachs Financial Square Money Market Fund, Class I, 2.57% [d]		18,986,825	18,996,696
JPMorgan Prime Money Market Fund, Class I, 2.48% [d]		18,933,955	18,937,623
Morgan Stanley Institutional Liquidity Fund, Class I, 2.33% [d]		2,165,428	2,165,428
Wells Fargo Advantage Cash Investment Money Market Fund, Class Select, 2.55% [d]		18,952,987	18,937,623
Wells Fargo Advantage Heritage Money Market Fund, Class Select, 2.55% [d]		18,954,107	18,937,623
Total Money Market Funds		134,803,542	134,792,609
Total Short-Term Investments		$184,803,542	$184,794,109

Total Investments - 104.46%		$1,091,280,932	$1,155,087,121
Liabilities in excess of other assets - (4.46%)			(49,355,371)
Net Assets - 100.00%			$1,105,731,750

[a]	Investments have no redemption provisions, are issued in private placement transactions and are restricted as to resale.
[b]	Non-income producing security.
[c]	Level 3 securities fair valued under procedures established by the Board of Directors, represents 0.2% of Net Assets. The total value of these securities is $2,526,596.
[d]	The rate shown is the annualized 7-day yield as of December 31, 2018.

CPG Carlyle Commitments Master Fund, LLC

Consolidated Schedule of Investments (Continued)(Unaudited)

December 31, 2018

Investments as of December 31, 2018

Percent of Total
Private Equity Type	Net Assets
Investment Funds
Co-Investments	15.62%
Primary Investments	26.18%
Secondary Investments	41.51%
Total Investment Funds	83.31%
Direct Investments	0.23%
Common Stock	0.34%
Asset-Backed Investments	3.87%
Short-Term Investments
Certificate of Deposit	4.52%
Money Market Funds	12.19%
Total Short-Term Investments	16.71%
Total Investments	104.46%
Liabilities in excess of other assets	(4.46%)
Total Net Assets	100.00%

See accompanying Notes to Schedule of Investments.

CPG Carlyle Commitments Fund, LLC (the “Fund”) invests substantially all of its assets in CPG Carlyle Commitments Master Fund, LLC (the “Master Fund”). The following is a summary of significant accounting policies followed by the Fund and the Master Fund in the preparation of their Schedules of Investments. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Master Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies.

Fair value is defined as the value that the Master Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Under U.S. GAAP, a three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Master Fund. Unobservable inputs reflect the Master Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

•	Level 1 — unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

•	Level 2 — inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active.

•	Level 3 — significant unobservable inputs for the financial instrument (including the Master Fund’s own assumptions in determining the fair value of investments). For investments measured at NAV as of the measurement date, included in this category are investments for which the Master Fund does not have the ability to redeem at NAV as of the measurement date due to holding periods greater than one year from the measurement date.

Investments in Portfolio Funds are recorded at fair value, using the Portfolio Funds’ net asset value as a practical expedient.

The private equity Investment Funds are generally restricted securities that are subject to substantial holding periods and are not traded in public markets, so that the Master Fund may not be able to resell some of its investments for extended periods, which may be several years. The types of private equity Investment Funds that the Master Fund may make include primary, secondary and co-investments. Co-investments (the “Co-investments”) represent opportunities to invest in specific portfolio companies that are typically made alongside an Investment Fund. Primary investments (the “Primary Investments”) are investments in newly established private equity funds. Secondary investments (the “Secondary Investments”) are investments in existing private equity funds that are acquired in privately negotiated transactions.

The NAV of the Master Fund is determined by, or at the direction of, Central Park Advisers, LLC (the “Adviser”) as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from, time to time, pursuant to policies established by the Master Fund’s Board of Directors (the “Board”). The Master Fund’s investments in Investment Funds are subject to the terms and conditions of the respective Investment Funds’ operating agreements and offering memorandums, as appropriate. The Master Fund’s Valuation Committee (the “Committee”) oversees the valuation process of the Master Fund’s investments. The Committee meets on a monthly basis and reports to the Board on a quarterly basis. The Master Fund’s investments in Investment Funds are carried at fair value which generally represents the Master Fund’s pro-rata interest in the net assets of each Investment Fund as reported by the administrators and/or investment managers of the underlying Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the Investment Funds’ managers or pursuant to the Investment Funds’ agreements. The Master Fund’s valuation procedures require the Adviser to consider all relevant information available at the time the Master Fund values its portfolio. The Adviser has assessed factors including, but not limited to, the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place and subscription and redemption activity. The Adviser and/or the Board will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its NAV as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund’s financial statements (see the Master Fund’s Schedule of Investments).

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Funds’ management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

The Master Fund may also make Direct Investments, which are interests in securities issued by operating companies and are typically made as investments alongside a private equity fund. With respect to valuation of Direct Investments, they are fair valued typically by reference to the valuation utilized by the corresponding private equity fund or with a third party valuation agent.

The following table sets forth information about the levels within the fair value hierarchy at which the Master Fund’s investments are measured as of December 31, 2018:

Investments	Level 1	Level 2	Level 3	Total
Direct Investments	$-	$-	$2,526,596	$2,526,596
Common Stock	3,808,190	-	-	3,808,190
Asset-Backed Securities	-	42,732,432	-	42,732,432
Short-Term Investments	-	184,794,109	-	184,794,109
Total	$3,808,190	$227,526,541	$2,526,596	$233,861,327

The Master Fund held Investment Funds with a fair value of $921,225,794, that, in accordance with ASU 2015-07, are excluded from the fair value hierarchy as of December 31, 2018.   The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Direct Investments	Total
Balance as of March 31, 2018	$2,321,672	$2,321,672
Gross Contributions	-	-
Gross Distributions	(414,224)	(414,224)
Realized Gain	-	-
Unrealized Appreciation/(Depreciation)	619,148	619,148
Balance as of December 31, 2018	$2,526,596	$2,526,596

The amount of the net change in unrealized appreciation/(depreciation) for the period ended December 31, 2018 relating to investments in Level 3 assets still held at December 31, 2018 is $619,148.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CPG Carlyle Commitments Fund, LLC

By (Signature and Title)*	/s/ Mitchell A. Tanzman
Mitchell A. Tanzman
(Principal Executive Officer)

Date	February 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mitchell A. Tanzman
Mitchell A. Tanzman
(Principal Executive Officer)

Date	February 28, 2019

By (Signature and Title)*	/s/ Michael Mascis
Michael Mascis
(Principal Financial Officer)

Date	February 28, 2019

*	Print the name and title of each signing officer under his or her signature.